THRIVENT VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2006

for the:

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED

VARIABLE ANNUITY CERTIFICATE

Offered By:

Thrivent Financial for Lutherans

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-8474836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectus dated May 1, 2006 for Thrivent Variable Annuity Account A (the “Variable Account) describing an individual flexible premium deferred variable annuity contract (the “Contract”) previously offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, WI 54919, by calling 800-THRIVENT (847-4836), or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

INTRODUCTION

The Contract was issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent Financial began operating by its current name on or about May 21, 2002. Prior to that date, Thrivent Financial did business as Aid Association for Lutherans/Lutheran Brotherhood or AAL/LB as a result of Lutheran Brotherhood (“LB”) merging with and into Aid Association for Lutherans (“AAL”) on January 1, 2002. The Contract may have been sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Financial and/or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompanies the Prospectus describes the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios ) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

DISTRIBUTION OF THE CONTRACTS

Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are no longer sold.

There are no special purchase plans or exchange privileges not described in the Prospectus.

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulated Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus.

STANDARD AND POOR’S DISCLAIMER

The certificates are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the certificates or any member of the public regarding the advisability of investing in securities generally or in the certificates particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the certificates. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the certificate or the timing of the issuance or sale of the certificates or in the determination or calculation of the equation by which the certificate is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the certificates.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the certificates, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500® or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNT FIRM AND FINANCIAL STATEMENTS

The consolidated financial statements of Thrivent Financial at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account A at December 31, 2005 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

Thrivent Financial for Lutherans

Consolidated Financial Statements

For the Years Ended December 31, 2005, 2004 and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (Thrivent Financial) as of December 31, 2005 and 2004, and the related consolidated statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of Thrivent Financial’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of Thrivent Financial’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

January 30, 2006

Thrivent Financial for Lutherans

Consolidated Balance Sheets

as of December 31, 2005 and 2004

(in millions)

	2005	2004
Assets
Fixed maturity securities, at fair value	$30,427	$30,844
Equity securities, at fair value	1,046	990
Mortgage loans	6,748	6,010
Contract loans	1,238	1,247
Short-term investments	2,089	2,949
Amounts due from brokers	20	7
Other investments	754	502

Total investments	42,322	42,549

Cash and cash equivalents	1,084	1,203
Accrued investment income	382	378
Receivables	147	116
Deferred acquisition costs	2,146	1,922
Property and equipment, net	146	162
Other assets	20	16
Assets held in separate accounts	11,251	10,404

Total Assets	$57,498	$56,750

Liabilities
Future contract benefits	$12,556	$11,941
Contractholder funds	23,308	23,136
Unpaid claims and claim expenses	208	203
Amounts due to brokers	1,207	1,462
Securities lending obligation	1,936	2,289
Other liabilities	610	669
Liabilities related to separate accounts	11,251	10,404

Total Liabilities	51,076	50,104

Members’ Equity
Retained earnings	6,088	5,590
Accumulated other comprehensive income	334	1,056

Total Members’ Equity	6,422	6,646

Total Liabilities and Members’ Equity	$57,498	$56,750

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Operations

For the Years Ended December 31, 2005, 2004 and 2003

(in millions)

	2005	2004	2003
Revenues
Premiums	$1,220	$1,217	$1,253
Net investment income	2,250	2,194	2,144
Realized investment gains, net	83	269	89
Contract charges	600	569	536
Other revenue	244	220	178

Total Revenues	4,397	4,469	4,200

Benefits and Expenses
Contract claims and other benefits	1,119	1,031	998
Increase in contract reserves	602	660	664
Interest credited	998	1,013	1,053
Dividends to members	250	251	281

Total benefits	2,969	2,955	2,996

Underwriting, acquisition and insurance expenses	566	653	665
Amortization of deferred acquisition costs	196	225	151
Fraternal benefits and expenses	168	148	136

Total expenses	930	1,026	952

Total Benefits and Expenses	3,899	3,981	3,948

Net Income	$498	$488	$252

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Members’ Equity

For the Years Ended December 31, 2005, 2004 and 2003

(in millions)

	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance as of January 1, 2003	$4,850	$805	$5,655
Comprehensive Income:
Net income	252	—	252
Other comprehensive income	—	361	361

Total comprehensive income			613

Balance as of December 31, 2003	5,102	1,166	6,268

Comprehensive Income:
Net income	488	—	488
Other comprehensive loss	—	(110)	(110)

Total comprehensive income			378

Balance as of December 31, 2004	5,590	1,056	6,646

Comprehensive Income (Loss):
Net income	498	—	498
Other comprehensive loss	—	(722)	(722)

Total comprehensive loss			(224)

Balance as of December 31, 2005	$6,088	$334	$6,422

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Cash Flows

For the Years Ended December 31, 2005, 2004 and 2003

(in millions)

	2005	2004	2003
Operating Activities
Net income	$498	$488	$252
Adjustments to reconcile net income to net cash provided by operating activities:
Change in contract liabilities and accruals	620	588	534
Change in contractholder funds	574	(53)	360
Change in deferred acquisition costs	(21)	(16)	(114)
Realized investment (gains) losses, net	(83)	(269)	(89)
Changes in other assets and liabilities	(28)	99	140

Net Cash Provided by Operating Activities	1,560	837	1,083

Investing Activities
Proceeds from sales, maturities or repayments of fixed maturity securities	11,524	12,363	9,581
Cost of fixed maturity securities acquired	(10,742)	(13,566)	(13,246)
Proceeds from sales of equity securities	797	1,572	918
Cost of equity securities acquired	(919)	(1,187)	(611)
Proceeds from mortgage loans sold, matured or repaid	983	770	962
Cost of mortgage loans acquired	(1,676)	(915)	(952)
Sales (purchases) of fixed maturity securities under mortgage roll program, net	(816)	(614)	1,319
Contract loans repaid (issued), net	9	9	16
Sales (purchases) of short-term investments, net	311	(1,958)	(324)
Change in collateral held for securities lending	(353)	2,289	—
Other, net	(395)	(827)	192

Net Cash Used in Investing Activities	(1,277)	(2,064)	(2,145)

Financing Activities
Universal life and investment contract receipts	1,522	1,638	1,937
Universal life and investment contract withdrawals	(1,924)	(959)	(877)

Net Cash Provided by (Used in) Financing Activities	(402)	679	1,060

Net Change in Cash and Cash Equivalents	(119)	(548)	(2)
Cash and Cash Equivalents, Beginning of Year	1,203	1,751	1,753

Cash and Cash Equivalents, End of Year	$1,084	$1,203	$1,751

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements

December 31, 2005

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as mutual funds and banking and trust services, through its subsidiaries and affiliates.

Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Principles of Consolidation

The consolidated financial statements include the accounts of Thrivent Financial and its wholly-owned subsidiaries, which include a stock life insurance company, a broker-dealer and registered investment advisor, a bank, a real estate development company, a transfer agent and a property and casualty insurance agency. All significant inter-company transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Fixed maturity securities: Investments in fixed maturity securities are classified as available-for-sale and carried at fair value. Discounts or premiums on fixed maturity securities are amortized over the term of the securities using the effective interest method.

Equity securities: Investments in equity securities are classified as available-for-sale and carried at fair value.

Mortgage loans: Mortgage loans are generally stated at their unpaid principal balances, adjusted for premium and discount amortization and an allowance for uncollectible balances. Discounts or premiums are amortized over the term of the loans using the effective interest method.

Contract loans: Contract loans are generally carried at their aggregate unpaid balances.

Short-term investments: Short-term investments are carried at amortized cost, which approximates fair value. Short-term investments consist primarily of collateral on loaned securities, which is invested in an affiliated money market mutual fund; short-term government securities and corporate notes. Substantially all the short-term investments have contractual maturities of twelve months or less at the time of acquisition.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Investments, continued

Other investments: Other investments consist of equity limited partnerships, real estate joint ventures, derivative instruments and real estate. Real estate joint ventures and equity limited partnerships are valued primarily using the equity basis. Derivatives are carried at fair market value. Real estate is valued at cost plus capital expenditures less accumulated depreciation.

Loaned securities: Securities loaned under Thrivent Financial’s securities lending agreement are included in the Consolidated Balance Sheets. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned and the cash collateral is invested in a segregated affiliated money market mutual fund included in short-term investments on the Consolidated Balance Sheets. An obligation is also recognized for the amount of the collateral and is included in the Consolidated Balance Sheets. Market values of securities loaned and collateral are monitored daily and additional collateral is obtained as necessary.

Mortgage dollar roll program. Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage backed securities (MBS). MBS dollar rolls are similar to repurchase agreements, where the investor sells a mortgage backed security and agrees to buy a similar security at a specified later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $1.2 billion and $1.3 billion in the mortgage roll program outstanding as of December 31, 2005 and 2004, respectively.

Unrealized investment gains and losses: Unrealized investment gains and losses on securities classified as available-for-sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members’ equity.

Realized investment gains and losses: Realized investment gains and losses on sales of securities are determined using an average cost method. Thrivent Financial periodically reviews its securities portfolios for issues that may have impairments that are other-than-temporary. Factors considered in its evaluation include the following: 1) whether the decline is substantial (greater than 20% decline in fair value; 2) the duration of the decline (greater than 12 months); 3) reasons for the decline (interest rate changes, market fluctuation or credit issues); 4) the credit quality of the issuer and 5) Thrivent Financial’s ability and intent to hold the investments for a period of time to allow for recovery or until maturity of the security. Investments that are determined to be other-than-temporarily impaired are written down to fair value and the write-down is included in realized investment gains and losses in the Consolidated Statements of Operations. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains and losses.

Cash and Cash Equivalents

Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs

Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Deferred Acquisition Costs, continued

amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets.

Separate Accounts

Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Consolidated Statements of Operations. While separate account liability values are not guaranteed, the variable annuity products in the separate accounts include guaranteed minimum death benefits and guaranteed minimum accumulation benefits. At December 31, 2005 and 2004, reserves totaling $3 million and $2 million, respectively for these benefits have been recognized.

Contract Liabilities and Accruals

Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for non-participating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, reported or unreported, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds

Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits

For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Insurance Revenues and Benefits, continued

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Other Revenue

Other revenue consists primarily of fees earned from investment advisory services performed for the Thrivent family of mutual funds and variable product investment funds.

Dividends to Members

Thrivent Financial’s insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Operations. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.

Fraternal Benefits and Expenses

Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its chapter system, which is made up of approximately 1,400 chapters, whose members participate in locally sponsored charitable activities.

Income Taxes

Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Thrivent Financial’s subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense recorded by Thrivent Financial’s subsidiaries for the years ended December 31, 2005, 2004 and 2003 totaled $6 million, $17 million and $20 million, respectively. This tax expense is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statements of Operations. Thrivent Financial’s subsidiaries had a net deferred tax liability as of December 31, 2005 and 2004 of $37 million and $41 million, respectively.

New Accounting Standards

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1 (SOP 03-1), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

New Accounting Standards, continued

Contracts and for Separate Accounts, effective for fiscal years beginning after December 15, 2003. SOP 03-1 addresses accounting and financial statement presentation for separate accounts, sales inducements, and non-traditional contract features not covered by other authoritative accounting literature including guaranteed minimum death benefits on variable annuity contracts. Thrivent Financial adopted SOP 03-1 effective January 1, 2004 and the effect of initially adopting SOP 03-1 was not significant to Thrivent Financial.

In December 2003, the Financial Accounting Standards Board (FASB) revised Interpretation No. 46 (FIN 46R), Consolidation of Variable Interest Entities, which was originally issued in January 2003. FIN 46R provides criteria on the identification of variable interest entities (VIE) and the determination of whether a variable interest holder should consolidate the VIE. Thrivent Financial adopted FIN46R effective January 1, 2004 and adoption did not require the consolidation of any entities not previously included in the consolidated financial statements.

In December 2003, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 132 -revised 2003 (SFAS 132R), Employers’ Disclosures about Pensions and other Post-Retirement Benefits. This standard expands existing disclosures by requiring more details about pension plan assets, benefit obligations, cash flows, benefit costs and related information. Thrivent Financial has adopted the disclosure provisions of SFAS 132R.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Note 2. Investments

Fixed Maturity Securities

The amortized cost and fair value of Thrivent Financial’s investment in fixed maturity securities is summarized as follows (in millions):

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2005

Loan-backed obligations of U.S. Government corporations and agencies	$5,309	$14	$79	$5,244
U.S. Treasury securities and non-loan-backed obligations of U.S. Government corporations and agencies	987	20	5	1,002
Corporate and other bonds	18,981	565	194	19,352
Mortgage & asset-backed securities	4,904	15	90	4,829

Total fixed maturity securities	$30,181	$614	$368	$30,427

December 31, 2004

Loan-backed obligations of U.S. Government corporations and agencies	$6,274	$55	$18	$6,311
U.S. Treasury securities and non-loan-backed obligations of U.S. Government corporations and agencies	1,206	19	3	1,222
Corporate and other bonds	17,512	1,102	41	18,573
Mortgage & asset-backed securities	4,694	66	22	4,738

Total fixed maturity securities	$29,686	$1,242	$84	$30,844

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Fixed Maturity Securities, continued

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2005 (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Loan-backed obligations of U.S. Government corporations and agencies	82	$2,032	$34	45	$1,536	$45
U.S. Treasury securities and non-loan-backed obligations of U.S. Government corporations and agencies	17	367	4	5	48	1
Corporate and other bonds	924	5,916	136	223	1,566	58
Mortgage & asset-backed securities	141	2,584	45	67	1,372	45

Fixed maturity securities	1,164	$10,899	$219	340	$4,522	$149

As of December 31, 2005, gross unrealized losses on fixed maturity securities totaled $368 million comprising 1,504 issuers. Of this amount, $149 million, comprised of 340 issuers, was in the greater than twelve month category. Based on Thrivent Financial’s review of these securities, none of the fixed maturity securities with unrealized losses in excess of twelve months were considered other than temporarily impaired.

The amortized cost and fair value of fixed maturity securities by contractual maturity as of December 31, 2005 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in millions).

	Amortized Cost	Fair Value
Due in one year or less	$1,221	$1,226
Due after one year through five years	6,040	6,119
Due after five years through ten years	8,306	8,421
Due after ten years	4,401	4,588
Loan-backed obligations of U.S. Government Corporations and agencies	5,309	5,244
Mortgage and asset-backed securities	4,904	4,829

Total fixed maturity securities	$30,181	$30,427

Equity Securities

The cost and fair value of Thrivent Financial’s investment in equity securities as of December 31, 2005 and 2004 are summarized as follows (in millions):

	2005	2004
Cost	$862	$822
Gross unrealized gains	214	176
Gross unrealized losses	(30)	(8)

Fair value	$1,046	$990

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Equity Securities, continued

Included in the equities securities balances discussed above is approximately $57 million and $42 million of investments in mutual funds from the Thrivent Financial mutual fund family as of December 31, 2005 and 2004, respectively.

The following table shows the fair value and gross unrealized losses by length of time that individual equity securities have been in a continuous unrealized loss position, as of December 31, 2005 (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Equity securities	167	$173	$25	23	$33	$5

As of December 31, 2005, gross unrealized losses on equity securities totaled $30 million comprising 190 issuers. Of this amount, $5 million, comprised of 23 issuers, was in the greater than twelve month category. Based on Thrivent Financial’s review of these securities, none of the equity securities with unrealized losses in excess of twelve months were considered other than temporarily impaired.

Mortgage Loans

Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income producing properties. The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31, 2005 and 2004, were as follows (in millions):

	2005	2004
Commercial	$5,651	$5,003
Church	824	768
Non-commercial	305	269

	6,780	6,040

Allowance for credit losses	(32)	(30)

Total	$6,748	$6,010

Impaired mortgage loans:
With allowance for uncollectible loans	$—	$—
Without allowance for uncollectible loans	$3	$23
Allowance for credit losses on impaired mortgage loans	$—	$1
Average investment in impaired loans	$11	$28

The change in the allowance for credit losses for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

	2005	2004	2003
Allowance for credit losses, beginning of year	$30	$35	$75
Net additions (reductions)	2	(5)	(40)

Allowance for credit losses, end of year	$32	$30	$35

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage Loans, continued

During 2003, Thrivent Financial completed a review of loan loss experience factors used in establishing the allowance for credit losses. As a result of this review, Thrivent Financial reduced the allowance for credit losses by $40 million.

Thrivent Financial does not accrue interest income on impaired mortgage loans, rather income is recognized for these loans when received. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that Thrivent Financial will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. Interest income recognized on impaired mortgage loans totaled $0.2 million, $2 million and $3 million during the years ended December 31, 2005, 2004 and 2003, respectively.

The distribution of Thrivent Financial’s mortgage loan investments among various geographic regions of the United States as well as by property type as of December 31, 2005 and 2004 were as follows:

	2005	2004
Geographic Region
Pacific	24%	22%
South Atlantic	22	26
East North Central	13	14
West North Central	12	11
Mountain	10	10
Other	19	17

Total	100%	100%

Property Type
Industrial	30%	30%
Office	18	18
Retail	17	18
Hotels/Motels	1	1
Apartments	8	8
Other	26	25

Total	100%	100%

Derivative Financial Instruments

Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed minimum accumulation benefit feature of one of its variable annuity products. Thrivent Financial does not use hedge accounting treatment for any of its derivative financial instruments.

Foreign currency swaps

Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of Canadian and Australian denominated securities. The swaps convert a stream of Canadian or Australian dollar payments to U.S. dollar payments. The swaps are valued at market value at each reporting period and the change in the market value is recognized in earnings. No cash is exchanged at the outset of the swaps and interest payments received are recorded as a component of net investment income.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Derivative Financial Instruments, continued

Total rate of return swaps

Thrivent Financial utilizes total rate of return swaps to enhance the return on pools of collateralized mortgage backed securities. The swap contracts are generally three months in duration and are valued at market value at each reporting period with the change in market value recognized in earnings. No cash is exchanged at the outset of the swap and payments on the swap are exchanged monthly and recorded as a component of net investment income.

Futures

Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of one of its variable annuity products. Thrivent Financial began entering into such contracts in 2005. Cash paid for the future contract is recorded in other invested assets. The future contracts are valued at market value at each reporting period and the change in the market value is recognized in earnings.

Covered written call options

Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral which it owns. The premium received for these call options is recorded as a liability and at market value at each reporting period with the change in market value recognized in earnings. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of net investment income. During the years ended 2005 and 2004, $18 million and $52 million, respectively, was received in call premium.

Convertible Bonds and Preferred Stocks

Thrivent Financial owns bonds and preferred stocks with convertible options, which are recorded as embedded derivatives. The securities are bifurcated with the option value recorded in other invested assets. These embedded derivatives are valued at market value at each reporting period and the change in market value is recognized in earnings.

The following table summarizes the carrying value, which equals fair value, and the notional amounts of Thrivent Financial’s derivative financial instruments at December 31, 2005 and 2004 (in millions):

	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
December 31, 2005

Foreign currency swaps	$—	$—	$4	$57
Total rate of return swaps	1	100	—	—
Futures	6	6	—	—
Convertible bonds and preferred stocks	474	564	—	—

Total	$481	$670	$4	$57

December 31, 2004

Foreign currency swaps	$—	$—	$5	$15
Total rate of return swaps	1	50	—	—
Futures	—	—	—	—
Convertible bonds and preferred stocks	241	372	—	—

Total	$242	$422	$5	$15

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Convertible Bonds and Preferred Stocks, continued

Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices, or financial and other indices.

Investment Income

Investment income by type of investment for the years ended December 31, 2005, 2004 and 2003 is summarized as follows (in millions):

	2005	2004	2003
Fixed maturity securities	$1,620	$1,588	$1,533
Equity securities	36	42	36

Mortgage loans	463	434	459
Contract loans	87	87	88

Other invested assets	76	72	80

	2,282	2,223	2,196
Investment expenses	32	29	52

Net investment income	$2,250	$2,194	$2,144

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31, 2005, 2004 and 2003, were as follows (in millions):

	2005	2004	2003
Net gains(losses) on sales:
Fixed maturity securities
Gross gains	$187	$304	$335
Gross losses	(160)	(148)	(170)

Equity securities
Gross gains	96	166	87
Gross losses	(37)	(57)	(86)
Other	—	—	1

	86	265	167

Provisions for losses:
Fixed maturity securities	(1)	(1)	(56)
Equity securities	—	—	(62)
Mortgage loans	(2)	5	40

	(3)	4	(78)

Realized investment gains(losses), net	$83	$269	$89

Proceeds from the sale of fixed maturity securities, net of mortgage dollar roll transactions, were $10.5 billion, $11.6 billion and $4.5 billion for the years ended December 31, 2005, 2004 and 2003, respectively.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income as of December 31, 2005 and 2004 are shown below (in millions):

	2005	2004
Unrealized investment gains	$410	$1,316
Deferred acquisition cost adjustment	(30)	(233)
Deferred income tax adjustment	2	(4)
Minimum pension liability adjustment	(48)	(23)

Total	$334	$1,056

Other Comprehensive Income

The components of other comprehensive income (loss) for the years ended December 31, 2005, 2004 and 2003 are as follow (in millions):

	2005	2004	2003
Unrealized investment gains and losses arising during the period on securities available for sale	$(821)	$62	$438
Reclassification adjustment for realized gains and losses included in net income	(85)	(264)	(48)
Change in deferred acquisition costs due to unrealized investment gains and losses	203	98	(29)
Change in deferred income taxes due to unrealized investment gains and losses	6	(1)	3
Minimum pension liability adjustment	(25)	(5)	(3)

Total other comprehensive income (loss)	$(722)	$(110)	$361

Note 3. Deferred Acquisition Costs

The change in deferred acquisition costs for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

	2005	2004	2003
Balance at beginning of year	$2,155	$2,139	$2,025
Capitalization of acquisition costs	217	241	265

Acquisition costs amortized	(196)	(225)	(151)

	2,176	2,155	2,139

Adjustment for unrealized investment gains and losses	(30)	(233)	(331)

Balance at end of year	$2,146	$1,922	$1,808

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 4. Property and Equipment

The components of property and equipment as of December 31, 2005 and 2004 are as follows (in millions):

	2005	2004
Buildings	$143	$140
Furniture and equipment	264	238
Other	17	17

	424	395
Accumulated depreciation	(278)	(233)

Property and equipment, net	$146	$162

Depreciation expense for the years ended December 31, 2005, 2004 and 2003 was $46 million, $44 million and $43 million, respectively.

Note 5. Benefit Plans

Pension and Other Postretirement Benefits

Thrivent Financial has a qualified noncontributory defined benefit retirement plan which provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.

The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

	Retirement Plans			Other Plans
	2005	2004	2003	2005	2004	2003
Service cost	$18	$19	$19	$3	$2	$3
Interest cost	35	35	36	6	6	5
Expected return on plan assets	(47)	(44)	(43)	—	—	—
Amortization of prior service cost	(1)	(1)	(1)	(1)	(1)	(1)
Other	2	—	—	1	2	—

Periodic cost	$7	$9	$11	$9	$9	$7

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

The plans’ funded status and the amounts recognized in the consolidated financial statements as of December 31, 2005 and 2004 were as follows (in millions):

	Retirement Plans		Other Plans
	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$611	$576	$120	$96
Service cost	18	19	2	3
Interest cost	35	35	6	5
Actuarial (gain) loss	13	9	(17)	23
Benefits paid	(27)	(28)	(7)	(7)

Benefit obligation at end of year	650	611	104	120

Change in plan assets:
Fair value of plan assets at beginning of year	515	445	—	—
Actual return on plan assets	40	60	—	—
Employer contribution	29	38	7	7
Benefits paid	(27)	(28)	(7)	(7)

Fair value of plan assets at end of year	557	515	—	—

Funded status	(93)	(96)	(104)	(120)
Unrecognized net losses	116	98	35	54
Unrecognized prior service cost	(6)	(7)	(6)	(8)

	17	(5)	(75)	(74)

Additional minimum pension liability	(48)	(23)	—	—

Accrued pension liability at end of year	$(31)	$(28)	$(75)	$(74)

Accumulated benefit obligation	$588	$543	$104	$120

	Retirement Plans		Other Benefits
	2005	2004	2005	2004
Weighted average assumptions at end of year
Discount rate	5.50%	5.75%	5.50%	5.75%
Expected return on plan assets	8.50%	8.75%	n/a %	n/a %
Rate of compensation increase	3.00%	3.25%	n/a %	n/a %

Thrivent Financial periodically evaluates the long-term earned rate assumption taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumption used in calculating the plan’s benefit expenses and obligation.

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was ten percent in 2006 trending down to five percent in 2011. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage increase in the rate would increase the 2005 total service and interest cost by $1 million and the postretirement health care benefit obligation by $8 million. In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

Act) was signed into law. The Act includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent Financial recorded the effects of the subsidy in measuring the net periodic postretirement benefit cost during 2005. This resulted in a reduction in the accumulated postretirement benefit obligation related to benefits attributed to past service of $21 million. The subsidy also resulted in a reduction in current period service costs, interest costs and amortization of actuarial experience gain of $2 million.

As of December 31, 2005 and 2004, the accumulated benefit obligation of Thrivent Financial’s retirement plan exceeds the fair value of its plan assets. As a result, Thrivent Financial accrued a minimum pension liability totaling $48 million and $23 million at December 31, 2005 and 2004, respectively, with a corresponding reduction in accumulated other comprehensive income.

Estimated benefit payments for the next five years are as follows: 2006—$34 million; 2007—$35 million; 2008—$36 million; 2009—$37 million; 2010—$39 million and 2011 to 2015—$227 million.

The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. In 2004, Thrivent Financial appointed a third party to oversee the investment allocation process and monitor asset performance. As pension liabilities are long-term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.

The investment portfolio contains a diversified portfolio of investment categories including equities and fixed income securities. Securities are also diversified in terms of domestic and international securities, short and long-term securities, growth and value styles, large cap and small cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future. At January 1, 2004, plan assets included $75 million invested in a deposit administration contract issued by Thrivent Financial. During 2004, the investment in this deposit administration contract was redeemed and reinvested in equities and fixed income securities as authorized by the Plan.

The weighted average asset allocations as of December 31, 2005 and 2004 were as follows:

	Pension Asset Allocation		Target Allocation
	2005	2004	2005	2004
Asset Category
Equity securities	65%	61%	60%	60%
Fixed income and other securities	35	39	40	40

Total	100%	100%	100%	100%

Thrivent Financial’s expected minimum pension contribution under ERISA guidelines is estimated to be zero for 2006.

Defined Contribution Plans

Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits, which cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Defined Contribution Plans, continued

to contribute a percentage of their eligible earnings and Thrivent Financial will match participant contributions up to six percent of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a non-contributory plan for field employees.

As of December 31, 2005 and 2004, $132 million and $135 million, respectively, of the pension assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

For the years ended December 31, 2005, 2004 and 2003, Thrivent Financial contributed $21 million, $24 million and $19 million, respectively, to these plans.

Note 6. Claims Liabilities

Activity in the liabilities for accident and health, long-term care and disability benefits, included in reserves for future policy benefits and claims liabilities for the years end December 31, 2005, 2004 and 2003 is summarized below (in millions):

	2005	2004	2003
Net balance at January 1	$440	$339	$302

Incurred related to:
Current year	204	221	170
Prior years	(60)	42	15

	144	263	185

Paid related to:
Current year	69	70	69
Prior years	103	92	79

	172	162	148

Net balance at December 31	$412	$440	$339

Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns and attempt to provided for potential adverse changes in claim patterns and severity. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year.

Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claim experience. During the year ended December 2004, Thrivent Financial updated its assumptions regarding the ultimate expected experience for claim payments which resulted in an increase to claim reserves of approximately $47 million. During the year ended December 31, 2005, Thrivent Financial modified its assumptions regarding the timing and frequency of claim payments which resulted in a decrease to claim reserves of approximately $55 million.

Note 7. Reinsurance

Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 7. Reinsurance, continued

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

	2005	2004	2003
Direct premiums	$1,253	$1,247	$1,277
Reinsurance ceded	(33)	(30)	(24)

Net premiums	$1,220	$1,217	$1,253

Direct contract charges	$607	$575	$542
Reinsurance ceded	(7)	(6)	(6)

Net contract charges	$600	$569	$536

Reinsurance recoveries	$6	$6	$8

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Reinsurance recoverables on life and accident and health claims included in receivables in the Consolidated Balance Sheets as of December 31, 2005 and 2004 were $108 million and $83 million, respectively.

Three reinsurance companies account for approximately 87% of the reinsurance recoverable at December 31, 2005. Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances.

Note 8. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating the fair values for the following financial instruments. The results of these valuing methods are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These following fair values are for only certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Fixed Maturity Securities

Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.

Equity Securities

The fair values for investments in equity securities are based on quoted market prices.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Fair Value of Financial Instruments, continued

Mortgage Loans

The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans

The carrying amounts for these instruments approximate their fair value.

Short-term Investments

The carrying amounts for these instruments approximate their fair values.

Cash and Cash Equivalents

The carrying amounts for these instruments approximate their fair values.

Separate Accounts

The fair values for separate account assets are based on quoted market prices. The fair values of the separate account liabilities are equal to their carrying amounts.

Financial Liabilities

The fair values for Thrivent Financial’s liabilities under investment-type contracts, such as deferred annuities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

The carrying value and estimated fair value of Thrivent Financial’s financial instruments as of December 31, 2005 and 2004 are as follows (in millions):

	2005		2004
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial Assets:
Fixed maturity securities	$30,427	$30,427	$30,844	$30,844
Equity securities	1,046	1,046	990	990
Mortgage loans	6,748	6,932	6,010	6,365
Contract loans	1,238	1,238	1,247	1,247
Short-term investments	2,089	2,089	2,949	2,949
Cash and cash equivalents	1,084	1,084	1,203	1,203
Separate account assets	11,251	11,251	10,404	10,404

Financial Liabilities:
Deferred annuities	12,625	12,525	12,779	12,674
Separate account liabilities	11,251	11,251	10,404	10,404
Other	1,869	1,869	1,803	1,803

Note 9. Commitments and Contingent Liabilities

Litigation

Thrivent Financial is involved in various lawsuits, contractual matters, and other contingencies that have arisen from the normal course of business. In addition, Thrivent Financial was named in civil litigation

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Commitments and Contingent Liabilities, continued

Litigation, continued

proceedings alleging inappropriate life insurance sales practices by Thrivent Financial in a previous year. During 2004, Thrivent Financial resolved the civil litigation proceedings. Thrivent Financial believes adequate provision has been made for any potential losses which may result from these matters.

Financial Instruments

Thrivent Financial is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate equity price, or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financial’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

Commitments to Extend Credit

Thrivent Financial has commitments to extend credit for mortgage loans, church loans and other lines of credit at market interest rates of $354 million as of both December 31, 2005 and 2004, respectively. Commitments to purchase other invested assets were $737 million and $120 million as of December 31, 2005 and 2004, respectively.

Financial Guarantees

Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions, as defined in the agreement, occur. This agreement is secured by the assets of the third party.

Leases

Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $8 million, $6 million and $9 million for the years ended December 31, 2005, 2004 and 2003, respectively. Future minimum aggregate rental commitments as of December 31, 2005 for operating leases were as follows: 2006—$10 million; 2007—$8 million; 2008—$5 million; 2009—$1 million and 2010—$1 million.

Fraternal Commitment

During 2005, Thrivent Financial announced a commitment to Habitat for Humanity to help build an estimated 500 homes a year over four years. Thrivent Financial will provide funding of approximately $105 million over the four year period as certain milestones are achieved.

Note 10. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by the primary states regulating Thrivent Financial. Prescribed accounting practices are included in the National Association of Insurance Commissioner’s Accounting Practices and Procedures Manual. Permitted practices are accounting practices that may deviate from prescribed practices upon the approval of the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The following describes the more significant statutory accounting policies that are different than GAAP accounting policies.

Fixed Maturity Securities

For statutory purposes, investments in fixed maturity securities are reported at amortized cost.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Synopsis of Statutory Financial Results, continued

Acquisition Costs

Costs incurred to acquire new business are charged to operations as incurred.

Contract Liabilities

Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-admitted Assets

Certain assets, primarily furniture, equipment and agents’ debit balances, are charged directly to members’ equity and excluded from the balance sheet.

Interest Maintenance Reserve

Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

A reserve, charged directly to members’ equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals

Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Statements of Operations.

Consolidation

Subsidiaries are not consolidated into the statutory results, rather the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members’ equity.

Summarized statutory-basis financial information as of December 31, 2005 and 2004 and for the years ended December 31, 2005, 2004 and 2003 for Thrivent Financial is as follows (in millions):

		2005	2004
Admitted assets		$50,816	$49,324

Liabilities		$47,237	$46,264
Surplus		3,579	3,060

Total liabilities and surplus		$50,816	$49,324

	2005	2004	2003
Gain from operations before net realized capital gains and losses	$456	$221	$85
Net realized capital gains (losses)	66	106	(95)

Net income (loss)	522	327	(10)
Total other changes	(3)	(116)	215

Net change in unassigned surplus	$519	$211	$205

Thrivent Financial is in compliance with the statutory surplus requirements of all states.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders

Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account A (the Account) (comprising, respectively, the Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, Technology, Partner Small Cap Growth, Partner Small Cap Value, Small Cap Stock, Small Cap Index, Mid Cap Growth, Mid Cap Growth II, Partner Mid Cap Value, Mid Cap Stock, Mid Cap Index, Partner International Stock, Partner All Cap, Large Cap Growth, Large Cap Growth II, Partner Growth Stock, Large Cap Value, Large Cap Stock, Large Cap Index, Real Estate Securities, Balanced, High Yield, High Yield II, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market Subaccounts) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the affiliated transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account A at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

March 27, 2006

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities

As of December 31, 2005	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Assets:
Series funds, at fair value	$9,616,510	$27,923,672	$55,973,596	$20,732,986

Total Assets	9,616,510	27,923,672	55,973,596	20,732,986

Total Liabilities	—	—	—	—

Net Assets	$9,616,510	$27,923,672	$55,973,596	$20,732,986

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$9,616,510	$27,923,672	$55,973,596	$20,732,986

Net Assets	$9,616,510	$27,923,672	$55,973,596	$20,732,986

Accumulation units outstanding	847,328	2,511,526	5,132,804	1,946,966
Unit value (accumulation)	$11.35	$11.12	$10.91	$10.65
Deathclaim units	—	—	—	—
Deathclaim unit value	$10.58	$10.51	$10.44	$10.31

Series funds, at cost	$9,225,623	$26,974,749	$54,189,047	$20,287,851
Series funds shares owned	840,611	2,494,967	5,107,173	1,941,964

As of December 31, 2005	Technology Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount	Small Cap Stock Subaccount
Assets:
Series funds, at fair value	$8,880,776	$3,366,446	$9,497,044	$44,282,913

Total Assets	8,880,776	3,366,446	9,497,044	44,282,913

Total Liabilities	—	—	—	—

Net Assets	$8,880,776	$3,366,446	$9,497,044	$44,282,913

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$8,880,776	$3,366,446	$9,497,044	$44,282,913

Net Assets	$8,880,776	$3,366,446	$9,497,044	$44,282,913

Accumulation units outstanding	1,191,892	289,865	541,054	2,929,904
Unit value (accumulation)	$7.45	$11.61	$17.55	$15.11
Deathclaim units	—	—	—	—
Deathclaim unit value	$10.54	$10.48	$10.33	$10.52

Series funds, at cost	$7,712,073	$2,848,683	$8,121,413	$32,843,431
Series funds shares owned	1,179,746	277,996	564,749	3,028,036

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities

As of December 31, 2005	Small Cap Index Subaccount	Mid Cap Growth Subaccount	Mid Cap Growth II Subaccount	Partner Mid Cap Value Subaccount
Assets:
Series funds, at fair value	$311,381,563	$11,101,622	$2,901,745	$657,435

Total Assets	311,381,563	11,101,622	2,901,745	657,435

Total Liabilities	—	—	—	—

Net Assets	$311,381,563	$11,101,622	$2,901,745	$657,435

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$311,381,563	$11,101,622	$2,901,745	$657,435

Net Assets	$311,381,563	$11,101,622	$2,901,745	$657,435

Accumulation units outstanding	10,613,795	886,809	248,273	57,431
Unit value (accumulation)	$29.34	$12.52	$11.69	$11.45
Deathclaim units	3,195	—	—	—
Deathclaim unit value	$10.34	$10.57	$10.57	$10.49

Series funds, at cost	$223,233,324	$8,746,472	$2,067,770	$637,697
Series funds shares owned	16,041,914	684,854	273,814	57,272

As of December 31, 2005	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner International Stock Subaccount	Partner All Cap Subaccount
Assets:
Series funds, at fair value	$43,993,138	$34,225,502	$86,879,092	$4,630,290

Total Assets	43,993,138	34,225,502	86,879,092	4,630,290

Total Liabilities	—	—	—	—

Net Assets	$43,993,138	$34,225,502	$86,879,092	$4,630,290

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$43,993,138	$34,225,502	$86,879,092	$4,630,290

Net Assets	$43,993,138	$34,225,502	$86,879,092	$4,630,290

Accumulation units outstanding	3,395,373	2,376,690	5,184,009	442,864
Unit value (accumulation)	$12.96	$14.39	$16.75	$10.46
Deathclaim units	—	1,733	2,016	—
Deathclaim unit value	$10.61	$10.61	$10.95	$10.71

Series funds, at cost	$32,419,204	$25,101,959	$67,900,420	$3,595,470
Series funds shares owned	3,432,486	2,371,517	6,374,809	442,362

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities

As of December 31, 2005	Large Cap Growth Subaccount	Large Cap Growth II Subaccount	Partner Growth Stock Subaccount	Large Cap Value Subaccount
Assets:
Series funds, at fair value	$34,405,884	$2,222,372	$7,704,393	$40,422,085

Total Assets	34,405,884	2,222,372	7,704,393	40,422,085

Total Liabilities	—	—	—	—

Net Assets	$34,405,884	$2,222,372	$7,704,393	$40,422,085

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$34,405,884	$2,222,372	$7,704,393	$40,422,085

Net Assets	$34,405,884	$2,222,372	$7,704,393	$40,422,085

Accumulation units outstanding	3,021,160	205,582	635,347	2,714,707
Unit value (accumulation)	$11.39	$10.81	$12.13	$14.89
Deathclaim units	—	—	—	—
Deathclaim unit value	$10.45	$10.46	$10.53	$10.50

Series funds, at cost	$29,225,843	$1,869,885	$6,336,894	$30,579,548
Series funds shares owned	2,195,905	214,287	649,842	3,430,222

As of December 31, 2005	Large Cap Stock Subaccount	Large Cap Index Subaccount	Real Estate Securities Subaccount	Balanced Subaccount
Assets:
Series funds, at fair value	$92,555,412	$500,332,702	$29,641,034	$473,145,629

Total Assets	92,555,412	500,332,702	29,641,034	473,145,629

Total Liabilities	—	—	—	—

Net Assets	$92,555,412	$500,332,702	$29,641,034	$473,145,629

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$92,555,412	$500,332,702	$29,641,034	$473,145,629

Net Assets	$92,555,412	$500,332,702	$29,641,034	$473,145,629

Accumulation units outstanding	10,009,996	21,250,376	1,539,493	23,116,515
Unit value (accumulation)	$9.25	$23.55	$19.25	$20.46
Deathclaim units	—	—	—	14,771
Deathclaim unit value	$10.40	$10.42	$10.59	$10.30

Series funds, at cost	$83,299,692	$438,255,936	$22,870,469	$444,801,432
Series funds shares owned	9,624,046	22,430,107	1,631,946	30,564,963

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities

As of December 31, 2005	High Yield Subaccount	High Yield II Subaccount	Income Subaccount	Bond Index Subaccount
Assets:
Series funds, at fair value	$11,364,469	$24,798,260	$17,280,675	$98,451,953

Total Assets	11,364,469	24,798,260	17,280,675	98,451,953

Total Liabilities	—	—	—	—

Net Assets	$11,364,469	$24,798,260	$17,280,675	$98,451,953

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$11,364,469	$24,798,260	$17,280,675	$98,451,953

Net Assets	$11,364,469	$24,798,260	$17,280,675	$98,451,953

Accumulation units outstanding	904,222	2,101,309	1,493,315	6,015,494
Unit value (accumulation)	$12.57	$11.80	$11.57	$16.37
Deathclaim units	—	60	—	66
Deathclaim unit value	$10.15	$10.14	$10.07	$10.06

Series funds, at cost	$11,478,845	$26,515,181	$17,476,772	$98,459,376
Series funds shares owned	2,267,769	3,793,175	1,736,996	9,558,720

As of December 31, 2005	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount	Money Market Subaccount
Assets:
Series funds, at fair value	$31,851,525	$6,002,260	$20,051,320

Total Assets	31,851,525	6,002,260	20,051,320

Total Liabilities	—	—	—

Net Assets	$31,851,525	$6,002,260	$20,051,320

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$31,851,525	$6,002,260	$20,051,320

Net Assets	$31,851,525	$6,002,260	$20,051,320

Accumulation units outstanding	2,949,553	574,406	19,857,938
Unit value (accumulation)	$10.80	$10.45	$1.01
Deathclaim units	—	—	2,931
Deathclaim unit value	$10.03	$10.04	$1.01

Series funds, at cost	$32,519,410	$6,121,239	$20,051,320
Series funds shares owned	3,211,811	615,686	20,051,320

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Operations

For the year ended December 31, 2005[1]	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Dividends	$3,462	$47,398	$189,071	$116,841
Mortality & expense risk charges	(29,636)	(85,988)	(184,852)	(72,571)

Net investment income(loss)	(26,174)	(38,590)	4,219	44,270

Net realized and unrealized gain(loss) on investments
Net realized gains(loss) on investments	1,601	4,917	2,087	1,722
Capital gain distributions	623	1,498	—	3,197
Change in unrealized appreciation(depreciation) of investments	390,887	948,923	1,784,549	445,135

Net gain(loss) on investments	393,111	955,338	1,786,636	450,054

Net increase(decrease) in net assets resulting from operations	$366,937	$916,748	$1,790,855	$494,324

For the year ended December 31, 2005[1]	Technology Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount	Small Cap Stock Subaccount
Dividends	$28,910	$—	$24,801	$17,289
Mortality & expense risk charges	(111,068)	(38,814)	(119,095)	(541,247)

Net investment income(loss)	(82,158)	(38,814)	(94,294)	(523,958)

Net realized and unrealized gain(loss) on investments
Net realized gains(loss) on investments	129,738	56,311	238,919	1,196,151
Capital gain distributions	—	168,539	276,007	3,840,670
Change in unrealized appreciation(depreciation) of investments	122,758	(90,066)	(57,027)	(1,361,387)

Net gain(loss) on investments	252,496	134,784	457,899	3,675,434

Net increase(decrease) in net assets resulting from operations	$170,338	$95,970	$363,605	$3,151,476

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Operations

For the year ended December 31, 2005[1]	Small Cap Index Subaccount	Mid Cap Growth Subaccount	Mid Cap Growth II Subaccount	Partner Mid Cap Value Subaccount
Dividends	$2,288,001	$19	$—	$2,248
Mortality & expense risk charges	(4,058,037)	(133,464)	(36,083)	(2,563)

Net investment income(loss)	(1,770,036)	(133,445)	(36,083)	(315)

Net realized and unrealized gain(loss) on investments
Net realized gains(loss) on investments	15,029,642	276,879	189,391	1,140
Capital gain distributions	18,619,845	—	—	1,438
Change in unrealized appreciation(depreciation) of investments	(13,500,011)	926,966	116,884	19,738

Net gain(loss) on investments	20,149,476	1,203,845	306,275	22,316

Net increase(decrease) in net assets resulting from operations	$18,379,440	$1,070,400	$270,192	$22,001

For the year ended December 31, 2005[1]	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner International Stock Subaccount	Partner All Cap Subaccount
Dividends	$71,318	$173,846	$856,843	$16,005
Mortality & expense risk charges	(493,507)	(405,877)	(988,722)	(45,474)

Net investment income(loss)	(422,189)	(232,031)	(131,879)	(29,469)

Net realized and unrealized gain(loss) on investments
Net realized gains(loss) on investments	673,736	863,674	949,797	128,603
Capital gain distributions	2,026,682	989,741	—	—
Change in unrealized appreciation(depreciation) of investments	3,369,022	1,830,425	8,989,986	506,583

Net gain(loss) on investments	6,069,440	3,683,840	9,939,783	635,186

Net increase(decrease) in net assets resulting from operations	$5,647,251	$3,451,809	$9,807,904	$605,717

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Operations

For the year ended December 31, 2005[1]	Large Cap Growth Subaccount	Large Cap Growth II Subaccount	Partner Growth Stock Subaccount	Large Cap Value Subaccount
Dividends	$203,455	$18,182	$36,749	$415,201
Mortality & expense risk charges	(377,032)	(27,373)	(95,038)	(487,219)

Net investment income(loss)	(173,577)	(9,191)	(58,289)	(72,018)

Net realized and unrealized gain(loss) on investments
Net realized gains(loss) on investments	279,707	68,918	248,684	856,379
Capital gain distributions	—	—	—	—
Change in unrealized appreciation(depreciation) of investments	2,119,007	76,776	219,689	1,496,583

Net gain(loss) on investments	2,398,714	145,694	468,373	2,352,962

Net increase(decrease) in net assets resulting from operations	$2,225,137	$136,503	$410,084	$2,280,944

For the year ended December 31, 2005[1]	Large Cap Stock Subaccount	Large Cap Index Subaccount	Real Estate Securities Subaccount	Balanced Subaccount
Dividends	$870,281	$8,930,701	$336,285	$13,992,046
Mortality & expense risk charges	(1,182,574)	(6,710,179)	(329,676)	(6,479,691)

Net investment income(loss)	(312,293)	2,220,522	6,609	7,512,355

Net realized and unrealized gain(loss) on investments
Net realized gains(loss) on investments	844,778	9,901,658	724,526	4,157,424
Capital gain distributions	686,035	—	975,893	—
Change in unrealized appreciation(depreciation) of investments	2,536,753	4,601,603	1,703,885	696,672

Net gain(loss) on investments	4,067,566	14,503,261	3,404,304	4,854,096

Net increase(decrease) in net assets resulting from operations	$3,755,273	$16,723,783	$3,410,913	$12,366,451

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Operations

For the year ended December 31, 2005[1]	High Yield Subaccount	High Yield II Subaccount	Income Subaccount	Bond Index Subaccount
Dividends	$863,131	$2,044,591	$758,351	$4,581,485
Mortality & expense risk charges	(133,709)	(343,066)	(201,706)	(1,352,908)

Net investment income(loss)	729,422	1,701,525	556,645	3,228,577

Net realized and unrealized gain(loss) on investments
Net realized gains(loss) on investments	653	(390,011)	(11,614)	197,380
Capital gain distributions	—	—	49,977	—
Change in unrealized appreciation(depreciation) of investments	(420,384)	(732,260)	(433,490)	(2,468,285)

Net gain(loss) on investments	(419,731)	(1,122,271)	(395,127)	(2,270,905)

Net increase(decrease) in net assets resulting from operations	$309,691	$579,254	$161,518	$957,672

For the year ended December 31, 2005[1]	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount	Money Market Subaccount
Dividends	$1,158,264	$260,340	$607,872
Mortality & expense risk charges	(394,004)	(74,242)	(269,930)

Net investment income(loss)	764,260	186,098	337,942

Net realized and unrealized gain(loss) on investments
Net realized gains(loss) on investments	(66,129)	(10,249)	—
Capital gain distributions	7,980	—	—
Change in unrealized appreciation(depreciation) of investments	(480,120)	(134,500)	—

Net gain(loss) on investments	(538,269)	(144,749)	0

Net increase(decrease) in net assets resulting from operations	$225,991	$41,349	$337,942

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets

	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2005	12/31/2005	12/31/2005
Operations:
Net investment income(loss)	$(26,174)	$(38,590)	$4,219	$44,270
Net realized gains(loss) on investments	2,224	6,415	2,087	4,919
Change in net unrealized appreciation(depreciation) on investments	390,887	948,923	1,784,549	445,135

Net Change in Net Assets Resulting from Operations	366,937	916,748	1,790,855	494,324

Unit Transactions:
Proceeds from units issued	449,731	3,138,062	4,643,324	1,938,404
Death benefits	—	—	—	—
Surrenders and terminations	(267,195)	(495,456)	(1,978,693)	(403,857)
Administrative charges	(125)	(100)	(149)	(25)
Transfers between subaccounts	9,067,162	24,364,418	51,518,259	18,704,140

Net Change in Net Assets from Unit Transactions	9,249,573	27,006,924	54,182,741	20,238,662

Net Change in Net Assets	9,616,510	27,923,672	55,973,596	20,732,986
Net Assets Beginning of Period	—	—	—	—

Net Assets End of Period	$9,616,510	$27,923,672	$55,973,596	$20,732,986

	Technology Subaccount		Partner Small Cap Growth Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$(82,158)	$(116,868)	$(38,814)	$(33,116)
Net realized gains(loss) on investments	129,738	61,009	224,850	58,401
Change in net unrealized appreciation(depreciation) on investments	122,758	319,765	(90,066)	226,095

Net Change in Net Assets Resulting from Operations	170,338	263,906	95,970	251,380

Unit Transactions:
Proceeds from units issued	435,905	775,045	164,398	356,695
Death benefits	(7,960)	(20,387)	(92)	(188)
Surrenders and terminations	(719,716)	(512,300)	(226,149)	(206,380)
Administrative charges	(493)	(642)	(107)	(79)
Transfers between subaccounts	(717,016)	(29,915)	272,239	535,732

Net Change in Net Assets from Unit Transactions	(1,009,280)	211,801	210,289	685,780

Net Change in Net Assets	(838,942)	475,707	306,259	937,160
Net Assets Beginning of Period	9,719,718	9,244,011	3,060,187	2,123,027

Net Assets End of Period	$8,880,776	$9,719,718	$3,366,446	$3,060,187

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets

	Partner Small Cap Value Subaccount		Small Cap Stock Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$(94,294)	$(69,744)	$(523,958)	$(485,742)
Net realized gains(loss) on investments	514,926	147,804	5,036,821	1,127,695
Change in net unrealized appreciation(depreciation) on investments	(57,027)	1,127,583	(1,361,387)	6,471,706

Net Change in Net Assets Resulting from Operations	363,605	1,205,643	3,151,476	7,113,659

Unit Transactions:
Proceeds from units issued	643,009	1,152,389	1,718,288	2,313,318
Death benefits	(50,498)	(11,825)	(229,731)	(283,046)
Surrenders and terminations	(607,301)	(412,730)	(2,808,033)	(2,089,013)
Administrative charges	(125)	(65)	(1,263)	(1,313)
Transfers between subaccounts	337,369	4,034,103	(1,449,227)	(171,917)

Net Change in Net Assets from Unit Transactions	322,454	4,761,872	(2,769,966)	(231,971)

Net Change in Net Assets	686,059	5,967,515	381,510	6,881,688
Net Assets Beginning of Period	8,810,985	2,843,470	43,901,403	37,019,715

Net Assets End of Period	$9,497,044	$8,810,985	$44,282,913	$43,901,403

	Small Cap Index Subaccount		Mid Cap Growth Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$(1,770,036)	$(2,789,032)	$(133,445)	$(90,172)
Net realized gains(loss) on investments	33,649,487	6,821,020	276,879	41,064
Change in net unrealized appreciation(depreciation) on investments	(13,500,011)	57,264,729	926,966	953,620

Net Change in Net Assets Resulting from Operations	18,379,440	61,296,717	1,070,400	904,512

Unit Transactions:
Proceeds from units issued	6,518,043	10,631,222	716,843	975,918
Death benefits	(1,510,631)	(1,657,955)	(19,368)	(11,972)
Surrenders and terminations	(25,977,796)	(19,514,806)	(771,912)	(393,342)
Administrative charges	(18,109)	(16,536)	(123)	(51)
Transfers between subaccounts	(34,250,061)	(20,162,496)	263,319	4,466,402

Net Change in Net Assets from Unit Transactions	(55,238,554)	(30,720,571)	188,759	5,036,955

Net Change in Net Assets	(36,859,114)	30,576,146	1,259,159	5,941,467
Net Assets Beginning of Period	348,240,677	317,664,531	9,842,463	3,900,996

Net Assets End of Period	$311,381,563	$348,240,677	$11,101,622	$9,842,463

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets

	Mid Cap Growth II Subaccount		Partner Mid Cap Value Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005
Operations:
Net investment income(loss)	$(36,083)	$(34,928)	$(315)
Net realized gains(loss) on investments	189,391	68,166	2,578
Change in net unrealized appreciation(depreciation) on investments	116,884	346,920	19,738

Net Change in Net Assets Resulting from Operations	270,192	380,158	22,001

Unit Transactions:
Proceeds from units issued	109,352	124,811	45,500
Death benefits	(13,836)	—	—
Surrenders and terminations	(174,481)	(189,640)	(10,903)
Administrative charges	(42)	(29)	(2)
Transfers between subaccounts	(360,288)	402,353	600,839

Net Change in Net Assets from Unit Transactions	(439,295)	337,495	635,434

Net Change in Net Assets	(169,103)	717,653	657,435
Net Assets Beginning of Period	3,070,848	2,353,195	—

Net Assets End of Period	$2,901,745	$3,070,848	$657,435

	Mid Cap Stock Subaccount		Mid Cap Index Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$(422,189)	$(421,839)	$(232,031)	$(337,518)
Net realized gains(loss) on investments	2,700,418	669,375	1,853,415	255,466
Change in net unrealized appreciation(depreciation) on investments	3,369,022	4,820,335	1,830,425	3,872,329

Net Change in Net Assets Resulting from Operations	5,647,251	5,067,871	3,451,809	3,790,277

Unit Transactions:
Proceeds from units issued	1,780,142	2,099,602	1,316,911	2,646,706
Death benefits	(208,806)	(210,533)	(136,726)	(244,375)
Surrenders and terminations	(2,603,519)	(1,625,290)	(2,274,245)	(1,264,433)
Administrative charges	(921)	(846)	(518)	(468)
Transfers between subaccounts	1,998,823	(495,499)	579,514	3,088,871

Net Change in Net Assets from Unit Transactions	965,719	(232,566)	(515,064)	4,226,301

Net Change in Net Assets	6,612,970	4,835,305	2,936,745	8,016,578
Net Assets Beginning of Period	37,380,168	32,544,863	31,288,757	23,272,179

Net Assets End of Period	$43,993,138	$37,380,168	$34,225,502	$31,288,757

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets

	Partner International Stock Subaccount		Partner All Cap Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$(131,879)	$(488,306)	$(29,469)	$(27,751)
Net realized gains(loss) on investments	949,797	23,978	128,603	30,637
Change in net unrealized appreciation(depreciation) on investments	8,989,986	9,775,900	506,583	291,325

Net Change in Net Assets Resulting from Operations	9,807,904	9,311,572	605,717	294,211

Unit Transactions:
Proceeds from units issued	4,126,673	3,117,649	307,106	170,417
Death benefits	(329,650)	(295,983)	(83)	(11,123)
Surrenders and terminations	(5,460,417)	(2,327,605)	(249,599)	(132,822)
Administrative charges	(1,857)	(1,074)	(79)	(45)
Transfers between subaccounts	6,547,657	60,454,953	1,151,184	470,997

Net Change in Net Assets from Unit Transactions	4,882,406	60,947,940	1,208,529	497,424

Net Change in Net Assets	14,690,310	70,259,512	1,814,246	791,635
Net Assets Beginning of Period	72,188,782	1,929,270	2,816,044	2,024,409

Net Assets End of Period	$86,879,092	$72,188,782	$4,630,290	$2,816,044

	Large Cap Growth Subaccount		Large Cap Growth II Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$(173,577)	$(134,720)	$(9,191)	$(21,474)
Net realized gains(loss) on investments	279,707	43,699	68,918	19,164
Change in net unrealized appreciation(depreciation) on investments	2,119,007	1,451,193	76,776	127,893

Net Change in Net Assets Resulting from Operations	2,225,137	1,360,172	136,503	125,583

Unit Transactions:
Proceeds from units issued	2,558,727	2,398,303	111,361	172,665
Death benefits	(130,706)	(39,808)	—	—
Surrenders and terminations	(1,790,832)	(795,085)	(89,142)	(72,769)
Administrative charges	(506)	(472)	(17)	(9)
Transfers between subaccounts	8,839,813	9,707,096	(61,691)	590,731

Net Change in Net Assets from Unit Transactions	9,476,496	11,270,034	(39,489)	690,618

Net Change in Net Assets	11,701,633	12,630,206	97,014	816,201
Net Assets Beginning of Period	22,704,251	10,074,045	2,125,358	1,309,157

Net Assets End of Period	$34,405,884	$22,704,251	$2,222,372	$2,125,358

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets

	Partner Growth Stock Subaccount		Large Cap Value Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$(58,289)	$(66,337)	$(72,018)	$(363,580)
Net realized gains(loss) on investments	248,684	46,188	856,379	223,829
Change in net unrealized appreciation(depreciation) on investments	219,689	554,082	1,496,583	3,905,772

Net Change in Net Assets Resulting from Operations	410,084	533,933	2,280,944	3,766,021

Unit Transactions:
Proceeds from units issued	366,897	667,152	1,793,234	2,713,794
Death benefits	(6,624)	(182)	(141,811)	(244,442)
Surrenders and terminations	(650,784)	(384,914)	(3,027,828)	(1,773,729)
Administrative charges	(76)	(1)	(443)	(324)
Transfers between subaccounts	561,915	2,460,192	4,361,320	5,916,151

Net Change in Net Assets from Unit Transactions	271,328	2,742,247	2,984,472	6,611,450

Net Change in Net Assets	681,412	3,276,180	5,265,416	10,377,471
Net Assets Beginning of Period	7,022,981	3,746,801	35,156,669	24,779,198

Net Assets End of Period	$7,704,393	$7,022,981	$40,422,085	$35,156,669

	Large Cap Stock Subaccount		Large Cap Index Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$(312,293)	$(1,092,355)	$2,220,522	$(505,534)
Net realized gains(loss) on investments	1,530,813	(6,940)	9,901,658	1,767,239
Change in net unrealized appreciation(depreciation) on investments	2,536,753	7,370,465	4,601,603	48,989,152

Net Change in Net Assets Resulting from Operations	3,755,273	6,271,170	16,723,783	50,250,857

Unit Transactions:
Proceeds from units issued	4,061,122	6,800,477	15,686,594	21,489,302
Death benefits	(586,823)	(725,664)	(3,804,855)	(3,682,246)
Surrenders and terminations	(6,577,219)	(4,876,003)	(50,582,932)	(41,286,476)
Administrative charges	(2,500)	(3,016)	(32,098)	(31,638)
Transfers between subaccounts	(3,377,153)	6,246,194	(64,056,097)	(32,477,326)

Net Change in Net Assets from Unit Transactions	(6,482,573)	7,441,988	(102,789,388)	(55,988,384)

Net Change in Net Assets	(2,727,300)	13,713,158	(86,065,605)	(5,737,527)
Net Assets Beginning of Period	95,282,712	81,569,554	586,398,307	592,135,834

Net Assets End of Period	$92,555,412	$95,282,712	$500,332,702	$586,398,307

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets

	Real Estate Securities Subaccount		Balanced Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$6,609	$(159,258)	$7,512,355	$6,137,706
Net realized gains(loss) on investments	1,700,419	88,457	4,157,424	(437,815)
Change in net unrealized appreciation(depreciation) on investments	1,703,885	4,435,898	696,672	31,487,916

Net Change in Net Assets Resulting from Operations	3,410,913	4,365,097	12,366,451	37,187,807

Unit Transactions:
Proceeds from units issued	1,834,084	2,581,958	11,710,382	17,057,972
Death benefits	(112,563)	(148,177)	(5,761,603)	(7,645,847)
Surrenders and terminations	(2,086,470)	(544,062)	(52,738,356)	(48,987,129)
Administrative charges	(306)	(150)	(18,221)	(16,281)
Transfers between subaccounts	5,270,701	8,224,268	(64,345,974)	(38,669,363)

Net Change in Net Assets from Unit Transactions	4,905,446	10,113,837	(111,135,772)	(78,260,648)

Net Change in Net Assets	8,316,359	14,478,934	(98,787,321)	(41,072,841)
Net Assets Beginning of Period	21,324,675	6,845,741	571,932,950	613,005,791

Net Assets End of Period	$29,641,034	$21,324,675	$473,145,629	$571,932,950

	High Yield Subaccount		High Yield II Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$729,422	$357,361	$1,701,525	$1,599,056
Net realized gains(loss) on investments	653	7,169	(390,011)	(179,209)
Change in net unrealized appreciation(depreciation) on investments	(420,384)	134,751	(732,260)	482,474

Net Change in Net Assets Resulting from Operations	309,691	499,281	579,254	1,902,321

Unit Transactions:
Proceeds from units issued	838,405	1,054,078	713,474	2,000,926
Death benefits	(60,511)	(3,957)	(222,917)	(320,783)
Surrenders and terminations	(963,831)	(295,520)	(2,546,576)	(2,170,576)
Administrative charges	(97)	(59)	(328)	(348)
Transfers between subaccounts	2,991,437	4,139,106	(3,390,540)	970,725

Net Change in Net Assets from Unit Transactions	2,805,403	4,893,648	(5,446,887)	479,944

Net Change in Net Assets	3,115,094	5,392,929	(4,867,633)	2,382,265
Net Assets Beginning of Period	8,249,375	2,856,446	29,665,893	27,283,628

Net Assets End of Period	$11,364,469	$8,249,375	$24,798,260	$29,665,893

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets

	Income Subaccount		Bond Index Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$556,645	$313,757	$3,228,577	$3,505,581
Net realized gains(loss) on investments	38,363	15,948	197,380	839,520
Change in net unrealized appreciation(depreciation) on investments	(433,490)	39,691	(2,468,285)	(1,270,394)

Net Change in Net Assets Resulting from Operations	161,518	369,396	957,672	3,074,707

Unit Transactions:
Proceeds from units issued	1,355,003	1,486,643	3,481,582	4,943,335
Death benefits	(182,875)	(95,576)	(1,179,138)	(1,115,140)
Surrenders and terminations	(1,408,785)	(869,907)	(10,319,666)	(10,443,850)
Administrative charges	(110)	(52)	(1,911)	(1,839)
Transfers between subaccounts	4,473,179	4,583,906	(11,081,386)	(10,933,748)

Net Change in Net Assets from Unit Transactions	4,236,412	5,105,014	(19,100,519)	(17,551,242)

Net Change in Net Assets	4,397,930	5,474,410	(18,142,847)	(14,476,535)
Net Assets Beginning of Period	12,882,745	7,408,335	116,594,800	131,071,335

Net Assets End of Period	$17,280,675	$12,882,745	$98,451,953	$116,594,800

	Limited Maturity Bond Subaccount		Mortgage Securities Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$764,260	$359,765	$186,098	$115,125
Net realized gains(loss) on investments	(58,149)	23,808	(10,249)	5,149
Change in net unrealized appreciation(depreciation) on investments	(480,120)	(229,338)	(134,500)	6,878

Net Change in Net Assets Resulting from Operations	225,991	154,235	41,349	127,152

Unit Transactions:
Proceeds from units issued	1,901,196	3,349,707	405,292	943,974
Death benefits	(223,940)	(132,062)	(5,094)	(44,475)
Surrenders and terminations	(3,081,715)	(1,439,784)	(336,917)	(382,816)
Administrative charges	(213)	(111)	(32)	(9)
Transfers between subaccounts	4,831,760	11,579,838	481,790	2,152,089

Net Change in Net Assets from Unit Transactions	3,427,088	13,357,588	545,039	2,668,763

Net Change in Net Assets	3,653,079	13,511,823	586,388	2,795,915
Net Assets Beginning of Period	28,198,446	14,686,623	5,415,872	2,619,957

Net Assets End of Period	$31,851,525	$28,198,446	$6,002,260	$5,415,872

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets

	Money Market Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004
Operations:
Net investment income(loss)	$337,942	$(75,998)
Net realized gains(loss) on investments	—	—
Change in net unrealized appreciation(depreciation) on investments	—	—

Net Change in Net Assets Resulting from Operations	337,942	(75,998)

Unit Transactions:
Proceeds from units issued	3,651,218	3,127,024
Death benefits	(197,390)	(213,593)
Surrenders and terminations	(5,206,295)	(5,184,131)
Administrative charges	(1,006)	(519)
Transfers between subaccounts	(81,749)	(6,357,614)

Net Change in Net Assets from Unit Transactions	(1,835,222)	(8,628,833)

Net Change in Net Assets	(1,497,280)	(8,704,831)
Net Assets Beginning of Period	21,548,600	30,253,431

Net Assets End of Period	$20,051,320	$21,548,600

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account A

Notes to Financial Statements

As of December 31, 2005

(1) ORGANIZATION

The Thrivent Variable Annuity Account A ( the Variable Account), is a unit investment trust registered under the Investment Company Act of 1940 and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account has 31 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a fund and collectively the Funds); as follows:

Subaccount	Series
Aggressive Allocation (a)	Thrivent Series Fund, Inc.—Aggressive Allocation Portfolio
Moderately Aggressive Allocation (a)	Thrivent Series Fund, Inc.—Moderately Aggressive Allocation Portfolio
Moderate Allocation (a)	Thrivent Series Fund, Inc.—Moderate Allocation Portfolio
Moderately Conservative Allocation (a)	Thrivent Series Fund, Inc.—Moderately Conservative Allocation Portfolio
Technology	Thrivent Series Fund, Inc.—Technology Portfolio
Partner Small Cap Growth (h)	Thrivent Series Fund, Inc.—Partner Small Cap Growth Portfolio
Partner Small Cap Value (d)	Thrivent Series Fund, Inc.—Partner Small Cap Value Portfolio
Small Cap Stock	Thrivent Series Fund, Inc.—Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc.—Small Cap Index Portfolio
Mid Cap Growth (h)	Thrivent Series Fund, Inc.—Mid Cap Growth Portfolio (c)
Mid Cap Growth II (h)	Thrivent Series Fund, Inc.—Mid Cap Growth II Portfolio
Partner Mid Cap Value (a)	Thrivent Series Fund, Inc.—Partner Mid Cap Value Portfolio
Mid Cap Stock	Thrivent Series Fund, Inc.—Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc.—Mid Cap Index Portfolio
Partner International Stock (d)	Thrivent Series Fund, Inc.—Partner International Stock Portfolio (b)
Partner All Cap (h)	Thrivent Series Fund, Inc.—Partner All Cap Portfolio
Large Cap Growth (h)	Thrivent Series Fund, Inc.—Large Cap Growth Portfolio (f)
Large Cap Growth II (h)	Thrivent Series Fund, Inc.—Large Cap Growth II Portfolio
Partner Growth Stock (h)	Thrivent Series Fund, Inc.—Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc.—Large Cap Value Portfolio (g)
Large Cap Stock	Thrivent Series Fund, Inc.—Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc.—Large Cap Index Portfolio
Real Estate Securities (d)	Thrivent Series Fund, Inc.—Real Estate Securities Portfolio
Balanced	Thrivent Series Fund, Inc.—Balanced Portfolio
High Yield (h)	Thrivent Series Fund, Inc.—High Yield Portfolio
High Yield II	Thrivent Series Fund, Inc.—High Yield II Portfolio
Income (h)	Thrivent Series Fund, Inc.—Income Portfolio
Bond Index	Thrivent Series Fund, Inc.—Bond Index Portfolio
Limited Maturity Bond (h)	Thrivent Series Fund, Inc.—Limited Maturity Bond Portfolio
Mortgage Securities (d)	Thrivent Series Fund, Inc.—Mortgage Securities Portfolio
Money Market (e)	Thrivent Series Fund, Inc.—Money Market Portfolio (h)

(a)	Since inception, April 29, 2005
(b)	Aid Association for Lutherans (AAL) Series Fund, Inc.—International Portfolio merged into the Thrivent Series Fund, Inc.—Partner International Stock Portfolio as of April 30, 2004.
(c)	Lutheran Brotherhood (LB) Series Fund, Inc.—Opportunity Growth Portfolio merged into the Thrivent Series Fund, Inc.—Mid Cap Growth Portfolio as of April 30, 2004.
(d)	Since inception, April 30, 2003
(e)	Since inception, April 25, 2003
(f)	AAL Series Fund.—Aggressive Growth Portfolio merged into the Thrivent Series Fund, Inc.— Large Cap Growth Portfolio as of April 25, 2003.
(f)	AAL Series Fund.—Equity Income Portfolio merged into the Thrivent Series Fund, Inc.— Large Cap Value Portfolio as of April 25, 2003.
(g)	AAL Series Fund.—Money Market Portfolio merged into the Thrivent Series Fund, Inc.— Money Market Portfolio as of April 25, 2003.
(h)	Since inception, April 30, 2002

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(1) ORGANIZATION—continued

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity contracts. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

Investments

The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial’s tax status change.

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits. Prior to October 2005, amounts payable for death benefits were transferred to the general account upon election of the first beneficiary, pending instructions from the other beneficiaries for disbursement.

Other

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(3) EXPENSE CHARGES

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent. No charge for sales distribution expense is deducted from premiums received.

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(3) EXPENSE CHARGES—continued

A contract maintenance charge of $25 per contract year is deducted to reimburse Thrivent Financial for administrative expenses related to the contract. This fee is waived if the sum of the total net premiums are $1,500 or more at the end of the contract year or at surrender. A surrender charge is imposed in the event of a full or partial surrender in excess of 10% of the accumulated value during the first seven contract years. The withdrawal and surrender charges are deducted by redeeming units of the subaccounts of the Variable Account.

The contract owner may make twelve transfers between investment options per contract year, but thereafter, each transfer is subject to a $10 transfer charge. Transfers from the fixed account are not allowed.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent for mortality and expense risks assumed in connection with the contract. The charge is based on the average daily net assets of the Variable Account and is equal to annual rate of 1.25% during accumulation period of the contract and 0.95% while the contract is pending payout due to a death claim.

Additionally, during the year ended December 31, 2005, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. The Fund’s advisory agreement provides for fees as a percent of the average net assets for each subaccount, as follows:

Subaccount	% of Average Net Assets	Subaccount	% of Average Net Assets
Aggressive Allocation	0.15%	Large Cap Growth	0.40%
Moderately Aggressive Allocation	0.15%	Large Cap Growth II	0.80%
Moderate Allocation	0.15%	Partner Growth Stock	0.80%
Moderately Conservative Allocation	0.15%	Large Cap Value	0.60%
Technology	0.75%	Large Cap Stock	0.65%
Partner Small Cap Growth	1.00%	Large Cap Index	0.32%
Partner Small Cap Value	0.80%	Real Estate Securities	0.80%
Small Cap Stock	0.70%	Balanced	0.32%
Small Cap Index	0.33%	High Yield	0.40%
Mid Cap Growth	0.40%	High Yield II	0.40%
Mid Cap Growth II	0.90%	Income	0.40%
Partner Mid Cap Value	0.75%	Bond Index	0.35%
Mid Cap Stock	0.70%	Limited Maturity Bond	0.40%
Mid Cap Index	0.35%	Mortgage Securities	0.50%
Partner International Stock	0.85%	Money Market	0.40%
Partner All Cap	0.95%

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(4) UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

	Aggressive Allocation	Moderately Aggressive Allocation	Moderate Allocation	Moderately Conservative Allocation	Technology	Partner Small Cap Growth
Units Outstanding at December 31, 2003	—	—	—	—	1,315,915	206,331
Units Issued	—	—	—	—	333,413	128,234
Units Redeemed	—	—	—	—	(313,076)	(64,024)

Units Outstanding at December 31, 2004	—	—	—	—	1,336,252	270,541
Units Issued	874,986	2,570,702	5,344,826	1,999,001	174,886	82,216
Units Redeemed	(27,658)	(59,176)	(212,022)	(52,035)	(319,246)	(62,892)

Units Outstanding at December 31, 2005	847,328	2,511,526	5,132,804	1,946,966	1,191,892	289,865

	Partner Small Cap Value	Small Cap Stock	Small Cap Index	Mid Cap Growth	Mid Cap Growth II	Partner Mid Cap Value
Units Outstanding at December 31, 2003	202,567	3,143,640	13,840,259	376,582	254,233	—
Units Issued	415,368	387,509	501,771	598,001	86,671	—
Units Redeemed	(98,045)	(409,706)	(1,758,924)	(110,613)	(52,307)	—

Units Outstanding at December 31, 2004	519,890	3,121,443	12,583,106	863,970	288,597	—
Units Issued	178,160	322,272	275,628	224,679	41,097	61,894
Units Redeemed	(156,996)	(513,811)	(2,241,744)	(201,840)	(81,421)	(4,463)

Units Outstanding at December 31, 2005	541,054	2,929,904	10,616,990	886,809	248,273	57,431

	Mid Cap Stock	Mid Cap Index	Partner International Stock	Partner All Cap	Large Cap Growth	Large Cap Growth II
Units Outstanding at December 31, 2003	3,342,359	2,050,765	147,688	253,941	994,131	136,035
Units Issued	425,492	591,327	4,939,322	103,195	1,256,662	100,512
Units Redeemed	(452,041)	(230,122)	(248,389)	(42,365)	(143,792)	(28,632)

Units Outstanding at December 31, 2004	3,315,810	2,411,970	4,838,621	314,771	2,107,001	207,915
Units Issued	550,213	382,161	1,066,929	215,707	1,300,523	71,891
Units Redeemed	(470,650)	(415,708)	(719,525)	(87,614)	(386,364)	(74,224)

Units Outstanding at December 31, 2005	3,395,373	2,378,423	5,186,025	442,864	3,021,160	205,582

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(4) UNIT ACTIVITY—continued

	Partner Growth Stock	Large Cap Value	Large Cap Stock	Large Cap Index	Real Estate Securities	Balanced
Units Outstanding at December 31, 2003	352,301	1,982,366	9,830,783	28,407,328	530,933	32,819,701
Units Issued	323,137	753,882	1,839,612	1,167,538	824,019	964,628
Units Redeemed	(67,269)	(240,737)	(952,372)	(3,807,934)	(116,132)	(5,097,992)

Units Outstanding at December 31, 2004	608,169	2,495,511	10,718,023	25,766,932	1,238,820	28,686,337
Units Issued	209,313	669,000	1,096,386	786,466	625,057	712,852
Units Redeemed	(182,135)	(449,804)	(1,804,413)	(5,303,022)	(324,384)	(6,267,903)

Units Outstanding at December 31, 2005	635,347	2,714,707	10,009,996	21,250,376	1,539,493	23,131,286

	High Yield	High Yield II	Income	Bond Index	Limited Maturity Bond	Mortgage Securities
Units Outstanding at December 31, 2003	253,963	2,523,208	669,003	8,292,392	1,377,842	259,412
Units Issued	465,440	472,463	592,726	547,404	1,513,497	348,197
Units Redeemed	(45,109)	(423,773)	(136,996)	(1,651,509)	(262,295)	(85,566)

Units Outstanding at December 31, 2004	674,294	2,571,898	1,124,733	7,188,287	2,629,044	522,043
Units Issued	418,337	143,754	603,851	439,328	931,765	169,752
Units Redeemed	(188,409)	(614,283)	(235,269)	(1,612,055)	(611,256)	(117,389)

Units Outstanding at December 31, 2005	904,222	2,101,369	1,493,315	6,015,560	2,949,553	574,406

Money Market
Units Outstanding at December 31, 2003	30,353,176
Units Issued	7,625,087
Units Redeemed	(16,297,211)

Units Outstanding at December 31, 2004	21,681,052
Units Issued	12,672,459
Units Redeemed	(14,492,642)

Units Outstanding at December 31, 2005	19,860,869

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(5)	PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2005 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$9,287,990	$63,969
Moderately Aggressive Allocation	27,092,450	122,618
Moderate Allocation	54,261,244	74,284
Moderately Conservative Allocation	20,420,745	134,616
Technology	823,817	1,915,254
Partner Small Cap Growth	913,398	573,384
Partner Small Cap Value	2,604,097	2,099,931
Small Cap Stock	5,819,465	5,272,717
Small Cap Index	20,941,488	59,330,232
Mid Cap Growth	1,764,491	1,709,176
Mid Cap Growth II	350,215	825,592
Partner Mid Cap Value	683,516	46,958
Mid Cap Stock	5,789,503	3,219,290
Mid Cap Index	4,080,670	3,838,025
Partner International Stock	10,957,155	6,206,630
Partner All Cap	1,852,409	673,349
Large Cap Growth	11,604,924	2,302,006
Large Cap Growth II	655,763	704,441
Partner Growth Stock	1,958,765	1,745,725
Large Cap Value	6,818,032	3,905,578
Large Cap Stock	5,605,745	11,714,578
Large Cap Index	9,258,430	109,827,297
Real Estate Securities	9,865,751	3,977,803
Balanced	14,458,217	118,099,633
High Yield	4,954,698	1,419,874
High Yield II	2,600,203	6,345,566
Income	6,348,095	1,505,061
Bond Index	6,242,822	22,114,765
Limited Maturity Bond	8,016,256	3,816,928
Mortgage Securities	1,708,946	977,808
Money Market	9,241,182	10,738,463

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(6) UNIT VALUES

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2005, except as indicated in Note 1, follows:

Subaccount	2005	2004	2003	2002	2001
Aggressive Allocation
Units	847,328
Unit value	$11.35
Deathclaim units	—
Deathclaim unit value	$10.58
Net assets	$9,616,510
Ratio of expenses to net assets (a)	0.95 - 1.25%
Investment income ratio (b)	0.10%
Total return (c)	13.49%

Moderately Aggressive Allocation
Units	2,511,526
Unit value	$11.12
Deathclaim units	—
Deathclaim unit value	$10.51
Net assets	$27,923,672
Ratio of expenses to net assets (a)	0.95 - 1.25%
Investment income ratio (b)	0.46%
Total return (c)	11.18%

Moderate Allocation
Units	5,132,804
Unit value	$10.91
Deathclaim units	—
Deathclaim unit value	$10.44
Net assets	$55,973,596
Ratio of expenses to net assets (a)	0.95 - 1.25%
Investment income ratio (b)	0.85%
Total return (c)	9.05%

Moderately Conservative Allocation
Units	1,946,966
Unit value	$10.65
Deathclaim units	—
Deathclaim unit value	$10.31
Net assets	$20,732,986
Ratio of expenses to net assets (a)	0.95 - 1.25%
Investment income ratio (b)	1.34%
Total return (c)	6.49%

Technology
Units	1,191,892	1,336,252	1,315,915	982,725	529,594
Unit value	$7.45	$7.27	$7.02	$4.70	$8.16
Deathclaim units	—
Deathclaim unit value	$10.54
Net assets	$8,880,776	$9,719,718	$9,244,011	$4,617,354	$4,322,593
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	0.32%	0.00%	0.00%	0.00%	0.00
Total return (c)	2.44%	3.55%	49.48%	(42.43)%	(18.36)

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(6) UNIT VALUES—continued

Subaccount	2005	2004	2003	2002	2001
Partner Small Cap Growth
Units	289,865	270,541	206,331	61,878
Unit value	$11.61	$11.31	$10.29	$7.24
Deathclaim units	—
Deathclaim unit value	$10.48
Net assets	$3,366,446	$3,060,187	$2,123,027	$448,223
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%
Total return (c)	2.67%	9.93%	42.05%	(27.56)%

Partner Small Cap Value
Units	541,054	519,890	202,567
Unit value	$17.55	$16.95	$14.04
Deathclaim units	—
Deathclaim unit value	$10.33
Net assets	$9,497,044	$8,810,985	$2,843,470
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%
Investment income ratio (b)	0.26%	0.00%	0.09%
Total return (c)	3.57%	20.73%	40.37%

Small Cap Stock
Units	2,929,904	3,121,443	3,143,640	2,775,303	1,548,793
Unit value	$15.11	$14.06	$11.78	$8.51	$10.82
Deathclaim units	—
Deathclaim unit value	$10.33
Net assets	$44,282,913	$43,901,403	$37,019,715	$23,604,358	$16,759,563
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	0.04%	0.00%	0.00%	0.00%	0.14
Total return (c)	7.46%	19.43%	38.45%	(21.40)%	8.22

Small Cap Index
Units	10,613,795	12,583,106	13,840,259	14,881,978	15,537,535
Unit value	$29.34	$27.68	$22.95	$16.82	$20.01
Deathclaim units	3,195
Deathclaim unit value	$10.34
Net assets	$311,381,563	$348,240,677	$317,664,531	$250,241,942	$310,784,907
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	0.70%	0.39%	0.41%	0.01%	0.39
Total return (c)	6.00%	20.58%	36.44%	(15.93)%	5.05

Mid Cap Growth
Units	886,809	863,970	376,582	59,845
Unit value	$12.52	$11.39	$10.36	$7.72
Deathclaim units	—
Deathclaim unit value	$10.57
Net assets	$11,101,622	$9,842,463	$3,900,996	$461,813
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%
Total return (c)	9.89%	9.97%	34.24%	(22.83)%

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(6) UNIT VALUES—continued

Subaccount	2005	2004	2003	2002	2001
Mid Cap Growth II
Units	248,273	288,597	254,233	72,572
Unit value	$11.69	$10.64	$9.26	$6.82
Deathclaim units	—
Deathclaim unit value	$10.57
Net assets	$2,901,745	$3,070,848	$2,353,195	$495,241
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%
Total return (c)	9.84%	14.96%	35.64%	(31.76)%

Partner Mid Cap Value
Units	57,431
Unit value	$11.45
Deathclaim units	—
Deathclaim unit value	$10.49
Net assets	$657,435
Ratio of expenses to net assets (a)	0.95 - 1.25%
Investment income ratio (b)	0.73%
Total return (c)	14.47%

Mid Cap Stock
Units	3,395,373	3,315,810	3,342,359	3,055,015	1,764,017
Unit value	$12.96	$11.27	$9.74	$7.45	$8.93
Deathclaim units	—
Deathclaim unit value	$10.61
Net assets	$43,993,138	$37,380,168	$32,544,863	$22,769,113	$15,746,419
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	0.18%	0.00%	0.25%	0.31%	0.40
Total return (c)	14.93%	15.78%	30.63%	(16.51)%	(10.72)

Mid Cap Index
Units	2,376,690	2,411,970	2,050,765	1,561,441	608,225
Unit value	$14.39	$12.97	$11.35	$8.53	$10.11
Deathclaim units	1,733
Deathclaim unit value	$10.61
Net assets	$34,225,502	$31,288,757	$23,272,179	$13,311,919	$6,153,201
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	0.53%	0.00%	0.73%	0.56%	0.69
Total return (c)	10.95%	14.31%	33.13%	(15.71)%	1.13

Partner International Stock
Units	5,184,009	4,838,621	147,688
Unit value	$16.75	$14.92	$13.06
Deathclaim units	2,016
Deathclaim unit value	$10.95
Net assets	$86,879,092	$72,188,782	$1,929,270
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%
Investment income ratio (b)	1.08%	0.10%	0.00%
Total return (c)	12.30%	14.21%	30.63%

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(6) UNIT VALUES—continued

Subaccount	2005	2004	2003	2002	2001
Partner All Cap
Units	442,864	314,771	253,941	130,412
Unit value	$10.46	$8.95	$7.97	$6.54
Deathclaim units	—
Deathclaim unit value	$10.71
Net assets	$4,630,290	$2,816,044	$2,024,409	$852,276
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.44%	0.06%	0.21%	0.00%
Total return (c)	16.87%	12.22%	21.98%	(34.65)%

Large Cap Growth
Units	3,021,160	2,107,001	994,131	68,400
Unit value	$11.39	$10.78	$10.13	$7.86
Deathclaim units	—
Deathclaim unit value	$10.45
Net assets	$34,405,884	$22,704,251	$10,074,045	$537,847
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.67%	0.38%	0.08%	0.00%
Total return (c)	5.69%	6.34%	28.87%	(21.37)%

Large Cap Growth II
Units	205,582	207,915	136,035	41,917
Unit value	$10.81	$10.22	$9.62	$7.94
Deathclaim units	—
Deathclaim unit value	$10.46
Net assets	$2,222,372	$2,125,358	$1,309,157	$332,756
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.83%	0.00%	0.12%	0.21%
Total return (c)	5.75%	6.22%	21.23%	(20.61)%

Partner Growth Stock
Units	635,347	608,169	352,301	114,820
Unit value	$12.13	$11.55	$10.64	$8.22
Deathclaim units	—
Deathclaim unit value	$10.53
Net assets	$7,704,393	$7,022,981	$3,746,801	$943,545
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.48%	0.00%	0.29%	0.41%
Total return (c)	5.01%	8.58%	29.42%	(17.82)%

Large Cap Value
Units	2,714,707	2,495,511	1,982,366
Unit value	$14.89	$14.09	$12.50
Deathclaim units	—
Deathclaim unit value	$10.50
Net assets	$40,422,085	$35,156,669	$24,779,198
Ratio of expenses to net assets (a)	0.95 -1.25%	1.25%	1.25%
Investment income ratio (b)	1.06%	0.00%	1.10%
Total return (c)	5.69%	12.71%	25.00%

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(6) UNIT VALUES—continued

Subaccount	2005	2004	2003	2002	2001
Large Cap Stock
Units	10,009,996	10,718,023	9,830,782	7,731,365	4,651,027
Unit value	$9.25	$8.89	$8.30	$6.92	$9.04
Deathclaim units	—
Deathclaim unit value	$10.40
Net assets	$92,555,412	$95,282,712	$81,569,554	$53,527,908	$42,072,455
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	0.92%	0.00%	0.58%	0.57%	0.53
Total return (c)	4.01%	7.14%	19.85%	(23.46)%	(9.55)

Large Cap Index
Units	21,250,376	25,766,932	28,407,328	30,203,045	33,151,014
Unit value	$23.55	$22.76	$20.84	$16.46	$21.43
Deathclaim units	—
Deathclaim unit value	$10.42
Net assets	$500,332,702	$586,398,307	$592,135,834	$497,164,057	$710,357,827
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	1.66%	1.17%	1.39%	0.01%	0.97
Total return (c)	3.46%	9.18%	26.62%	(23.18)%	(13.25)

Real Estate Securities
Units	1,539,493	1,238,820	530,932
Unit value	$19.25	17.21	$12.89
Deathclaim units	—
Deathclaim unit value	$10.59
Net assets	$29,641,034	$21,324,675	$6,845,741
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%
Investment income ratio (b)	1.27%	0.00%	3.70%
Total return (c)	11.85%	33.50%	28.94%

Balanced
Units	23,116,515	28,686,337	32,819,701	36,447,809	40,444,678
Unit value	$20.46	$19.94	$18.68	$16.14	$18.01
Deathclaim units	14,771
Deathclaim unit value	$10.30
Net assets	$473,145,629	$571,932,950	$613,005,791	$588,246,733	$728,372,323
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	2.69%	2.30%	3.12%	0.00%	3.06
Total return (c)	2.63%	6.74%	15.72%	(10.38)%	(4.69)

High Yield
Units	904,222	674,294	253,963	35,851
Unit value	$12.57	$12.23	$11.25	$8.90
Deathclaim units	—
Deathclaim unit value	$10.15
Net assets	$11,364,469	$8,249,375	$2,856,446	$318,998
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	8.04%	8.17%	8.48%	7.80%
Total return (c)	2.73%	8.77%	26.41%	(11.02)%

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(6) UNIT VALUES—continued

Subaccount	2005	2004	2003	2002	2001
High Yield II
Units	2,101,309	2,571,898	2,523,208	2,226,753	2,031,203
Unit value	$11.80	$11.54	$10.81	$8.73	$8.81
Deathclaim units	60
Deathclaim unit value	$10.14
Net assets	$24,798,260	$29,665,893	$27,283,628	$19,435,265	$17,880,036
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	7.44%	6.85%	7.81%	6.63%	9.13
Total return (c)	2.31%	6.67%	23.86%	(0.85)%	0.14

Income
Units	1,493,315	1,124,733	669,003	254,565
Unit value	$11.57	$11.45	$11.07	$10.33
Deathclaim units	—
Deathclaim unit value	$10.07
Net assets	$17,280,675	$12,882,745	$7,408,335	$2,630,484
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	4.68%	4.37%	4.42%	3.21%
Total return (c)	1.03%	3.43%	7.17%	3.33%

Bond Index
Units	6,015,494	7,188,287	8,292,392	9,425,931	6,769,804
Unit value	$16.37	$16.22	$15.81	$15.45	$14.26
Deathclaim units	66
Deathclaim unit value	$10.06
Net assets	$98,451,953	$116,594,800	$131,071,335	$145,645,848	$96,573,661
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%	1.25
Investment income ratio (b)	4.22%	4.10%	4.25%	5.24%	6.03
Total return (c)	0.90%	2.62%	2.30%	8.32%	7.11

Limited Maturity Bond
Units	2,949,553	2,629,044	1,377,842	462,542
Unit value	$10.80	$10.73	$10.66	$10.33
Deathclaim units	—
Deathclaim unit value	$10.03
Net assets	$31,851,525	$28,198,446	$14,686,623	$4,778,358
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	3.66%	2.85%	2.95%	1.98%
Total return (c)	0.68%	0.62%	3.18%	3.31%

Mortgage Securities
Units	574,406	522,043	259,412
Unit value	$10.45	$10.37	$10.10
Deathclaim units	—
Deathclaim unit value	$10.04
Net assets	$6,002,260	$5,415,872	$2,619,957
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%
Investment income ratio (b)	4.37%	4.01%	2.05%
Total return (c)	0.72%	2.72%	1.00%

Thrivent Variable Annuity Account A

Notes to Financial Statements (continued)

(6) UNIT VALUES—continued

Subaccount	2005	2004	2003	2002	2001
Money Market
Units	19,857,938	21,681,052	30,353,176
Unit value	$1.01	$0.99	$1.00
Deathclaim units	2,931
Deathclaim unit value	$1.01
Net assets	$20,051,320	$21,548,600	$30,253,431
Ratio of expenses to net assets (a)	0.95 - 1.25%	1.25%	1.25%
Investment income ratio (b)	2.81%	0.94%	0.53%
Total return (c)	1.58%	(0.28)%	(0.33)%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(b)	These amounts represented the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period. The total return is calculated using accumulation unit values.